                        SUPPLEMENT DATED MAY 1, 2018 TO

              PROSPECTUS DATED MAY 1, 2009 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 4

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 20, 2018, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.


45150 SUPP 5/1/18

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         CURRENT THROUGH JULY 20, 2018

                                                         PORTFOLIOS                           MODEL A MODEL B MODEL C MODEL D
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Davis New York Venture Fund -- Class A                          2%      4%      5%      7%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A                1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Invesco Charter Fund -- Class A                                 2%      5%      9%     12%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                         2%      6%     10%     13%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Allianz Funds -- AllianzGI NFJ Large-Cap Value Fund --
                                 Class A                                                         1%      2%      3%      5%
                                 ---------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                          1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II
                                 Fund -- Class A                                                 1%      2%      3%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap Value Fund
                                 -- Class A                                                      1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Lord Abbett Mid Cap Stock Fund -- Class A                       1%      2%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Mid Cap Fund -- Class A                 1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                Prudential Jennison Natural Resources Fund, Inc. --
                                 Class A/1/                                                      1%      2%      3%      5%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                              1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers
                                 Global Realty Shares -- Class A                                 1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Select
                                 International Equity Fund -- Class A                            1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A              1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value Fund --
                                 Class A                                                         1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International Capital
                                 Opportunities Fund -- Class A                                   1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A                 4%      3%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A        27%     20%     14%      5%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A              27%     20%     14%      5%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A               4%      3%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class           8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A                 5%      4%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                       5%      4%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        PORTFOLIOS                           MODEL E
--------------------------------------------------------------------

--------------------------------------------------------------------
Davis New York Venture Fund -- Class A                          9%
--------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund -- Class A                7%
--------------------------------------------------------------------
Invesco Charter Fund -- Class A                                15%
--------------------------------------------------------------------
Oppenheimer Main Street Fund -- Class A                        16%
--------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ Large-Cap Value Fund --
Class A                                                         5%
--------------------------------------------------------------------
Lord Abbett Affiliated Fund -- Class A                          6%
--------------------------------------------------------------------
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II
Fund -- Class A                                                 4%
--------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Mid Cap Value Fund
-- Class A                                                      4%
--------------------------------------------------------------------
Lord Abbett Mid Cap Stock Fund -- Class A                       4%
--------------------------------------------------------------------
Oppenheimer Main Street Mid Cap Fund -- Class A                 3%
--------------------------------------------------------------------
Prudential Jennison Natural Resources Fund, Inc. --
Class A/1/                                                      5%
--------------------------------------------------------------------
Oppenheimer Global Fund -- Class A                              5%
--------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers
Global Realty Shares -- Class A                                 3%
--------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Select
International Equity Fund -- Class A                            4%
--------------------------------------------------------------------
AB Trust -- AB International Value Fund -- Class A              3%
--------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ International Value Fund --
Class A                                                         4%
--------------------------------------------------------------------
Putnam Investment Funds -- Putnam International Capital
Opportunities Fund -- Class A                                   3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                 0%
--------------------------------------------------------------------
JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A         0%
--------------------------------------------------------------------
PIMCO Funds -- PIMCO Total Return Fund -- Class A               0%
--------------------------------------------------------------------
PIMCO Funds -- PIMCO Low Duration Fund -- Class A               0%
--------------------------------------------------------------------
American Century Government Income Trust -- American
Century Inflation-Adjusted Bond Fund -- Advisor Class           0%
--------------------------------------------------------------------
PIMCO Funds -- PIMCO High Yield Fund -- Class A                 0%
--------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                       0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

/1/Effective June 11, 2018, the Prudential Jennison Natural Resources Fund,
   Inc. -- Class A will be renamed the PGIM Jennison Natural Resources Fund -- Class A.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                         CURRENT THROUGH JULY 20, 2018

     CORE ASSET CLASS (20% TO 80%)          SPECIALTY ASSET CLASS (0% TO 20%)      FIXED INCOME ASSET CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy -- Class A   AB International Value Fund -- Class A   JPMorgan Core Bond Fund -- Class A
AB Wealth Appreciation Strategy --       AB Small Cap Growth Portfolio -- Class A PIMCO Long-Term U.S. Government Fund --
 Class A                                 AllianzGI NFJ International Value Fund    Class A
American Century Equity Income Fund --    -- Class A                              PIMCO Low Duration Fund -- Class A
 A Class                                 AllianzGI NFJ Large-Cap Value Fund --    PIMCO Total Return Fund -- Class A
BlackRock Basic Value Fund -- Investor A  Class A
BlackRock Global Allocation Fund --      American Century Inflation-Adjusted
 Investor A                               Bond Fund -- Advisor Class
Columbia Acorn Fund -- Class A           Calamos Growth Fund -- Class A
Davis New York Venture Fund -- Class A   ClearBridge Aggressive Growth Fund,
Eaton Vance Large-Cap Value Fund --       Inc. -- Class FI
 Class A                                 ClearBridge Value Trust -- Class FI
Fidelity Advisor Balanced Fund --        Cohen & Steers Global Realty Shares --
 Class A                                  Class A
Fidelity Advisor New Insights Fund --    Columbia Select International Equity
 Class A                                  Fund -- Class A
Franklin Founding Fund Allocation Fund   Columbia Large Cap Growth Fund III --
 -- Class A*                              Class A
Highland Total Return Fund -- Class A    Columbia Mid Cap Value Fund -- Class A
Invesco Charter Fund -- Class A          Eaton Vance Floating-Rate Fund --
Invesco Comstock Fund -- Class A          Class A
JPMorgan Investor Growth & Income Fund   Federated Kaufmann Fund -- Class A
 -- Class A                              Fidelity Advisor Equity Growth Fund --
Lord Abbett Affiliated Fund -- Class A    Class A
Lord Abbett Mid Cap Stock Fund --        Fidelity Advisor Leveraged Company
 Class A                                  Stock Fund -- Class A
Oppenheimer Capital Appreciation Fund    Fidelity Advisor Mid Cap II Fund --
 -- Class A                               Class A
Oppenheimer Global Fund -- Class A       Franklin Small Cap Value Fund -- Class A
Oppenheimer Main Street Fund -- Class A  Janus Adviser Forty Fund -- Class A
T. Rowe Price Capital Appreciation Fund  Lord Abbett Bond-Debenture Fund --
 -- Advisor Class                         Class A
T. Rowe Price Equity Income Fund --      Oppenheimer Main Street Mid Cap Fund --
 Advisor Class                            Class A
T. Rowe Price Growth Stock Fund --       PIMCO High Yield Fund -- Class A
 Advisor Class                           Prudential Jennison 20/20 Focus Fund --
                                          Class A
                                         Prudential Jennison Natural Resources
                                          Fund, Inc. -- Class A/1/
                                         Putnam International Capital
                                          Opportunities Fund -- Class A
                                         Thornburg Core Growth Fund -- Class A
                                         Thornburg International Value Fund --
                                          Class A

*Not available for contracts issued on or after January 5, 2009

/1/Effective June 11, 2018, the Prudential Jennison Natural Resources Fund,
   Inc. -- Class A will be renamed the PGIM Jennison Natural Resources Fund -- Class A.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 20, 2018

                                                         PORTFOLIOS                           MODEL A MODEL B MODEL C MODEL D
------------------------------------------------------------------------------------------------------------------------------
EQUITIES
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity Advisor(R) New Insights Fund -- Class A                1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Capital Appreciation Fund -- Class A                1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   Clearbridge Value Trust -- Class FI                             3%      9%     12%     17%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund -- Class A                         3%      9%     12%     17%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  Eaton Vance Large-Cap Value Fund -- Class A                     1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 Lord Abbett Affiliated Fund -- Class A                          1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II
                                 Fund -- Class A                                                 1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    Columbia Funds Series Trust -- Columbia Mid Cap Value Fund
                                 -- Class A                                                      1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                     Lord Abbett Mid Cap Stock Fund -- Class A                       1%      1%      2%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Mid Cap Fund -- Class A                 1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Natural Resources                PGIM Jennison Natural Resources Fund -- Class A (formerly,
                                 Prudential Jennison Natural Resources Fund, Inc. -- Class A)    1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Oppenheimer Global Fund -- Class A                              1%      1%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers
                                 Global Realty Shares -- Class A                                 1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         Columbia Funds Series Trust -- Columbia Select
                                 International Equity Fund -- Class A                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          AB Trust -- AB International Value Fund -- Class A              1%      2%      2%      3%
                                 ---------------------------------------------------------------------------------------------
                                 Allianz Funds -- AllianzGI NFJ International Value Fund --
                                 Class A                                                         1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap            Putnam Investment Funds -- Putnam International Capital
                                 Opportunities Fund -- Class A                                   0%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
------------------------------------------------------------------------------------------------------------------------------
Long Duration                    PIMCO Long-Term U.S. Government Fund -- Class A                 7%      5%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A        21%     16%     11%      5%
                                 ---------------------------------------------------------------------------------------------
                                 PIMCO Funds -- PIMCO Total Return Fund -- Class A              20%     15%     10%      5%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO Funds -- PIMCO Low Duration Fund -- Class A               5%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected  American Century Government Income Trust -- American
Securities                       Century Inflation-Adjusted Bond Fund -- Advisor Class          11%      8%      5%      2%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO Funds -- PIMCO High Yield Fund -- Class A                 5%      4%      3%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance Floating-Rate Fund -- Class A                      11%      8%      5%      2%
------------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------

                        PORTFOLIOS                           MODEL E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity Advisor(R) New Insights Fund -- Class A                5%
--------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund -- Class A                5%
--------------------------------------------------------------------
Clearbridge Value Trust -- Class FI                            21%
--------------------------------------------------------------------
Oppenheimer Main Street Fund -- Class A                        21%
--------------------------------------------------------------------
Eaton Vance Large-Cap Value Fund -- Class A                     5%
--------------------------------------------------------------------
Lord Abbett Affiliated Fund -- Class A                          5%
--------------------------------------------------------------------
Fidelity Advisor Series II -- Fidelity Advisor Mid Cap II
Fund -- Class A                                                 3%
--------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Mid Cap Value Fund
-- Class A                                                      3%
--------------------------------------------------------------------
Lord Abbett Mid Cap Stock Fund -- Class A                       3%
--------------------------------------------------------------------
Oppenheimer Main Street Mid Cap Fund -- Class A                 3%
--------------------------------------------------------------------
PGIM Jennison Natural Resources Fund -- Class A (formerly,
Prudential Jennison Natural Resources Fund, Inc. -- Class A)    5%
--------------------------------------------------------------------
Oppenheimer Global Fund -- Class A                              3%
--------------------------------------------------------------------
Cohen & Steers Global Realty Shares, Inc. -- Cohen & Steers
Global Realty Shares -- Class A                                 3%
--------------------------------------------------------------------
Columbia Funds Series Trust -- Columbia Select
International Equity Fund -- Class A                            5%
--------------------------------------------------------------------
AB Trust -- AB International Value Fund -- Class A              4%
--------------------------------------------------------------------
Allianz Funds -- AllianzGI NFJ International Value Fund --
Class A                                                         3%
--------------------------------------------------------------------
Putnam Investment Funds -- Putnam International Capital
Opportunities Fund -- Class A                                   3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO Long-Term U.S. Government Fund -- Class A                 0%
--------------------------------------------------------------------
JPMorgan Trust II -- JPMorgan Core Bond Fund -- Class A         0%
--------------------------------------------------------------------
PIMCO Funds -- PIMCO Total Return Fund -- Class A               0%
--------------------------------------------------------------------
PIMCO Funds -- PIMCO Low Duration Fund -- Class A               0%
--------------------------------------------------------------------
American Century Government Income Trust -- American
Century Inflation-Adjusted Bond Fund -- Advisor Class           0%
--------------------------------------------------------------------
PIMCO Funds -- PIMCO High Yield Fund -- Class A                 0%
--------------------------------------------------------------------
Eaton Vance Floating-Rate Fund -- Class A                       0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 20, 2018

     CORE ASSET CLASS (20% TO 80%)          SPECIALTY ASSET CLASS (0% TO 20%)      FIXED INCOME ASSET CLASS (20% TO 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy -- Class A   AB International Value Fund -- Class A   JPMorgan Core Bond Fund -- Class A
AB Wealth Appreciation Strategy --       AB Small Cap Growth Portfolio -- Class A PIMCO Long-Term U.S. Government Fund --
 Class A                                 AllianzGI NFJ International Value Fund    Class A
American Century Equity Income Fund --    -- Class A                              PIMCO Low Duration Fund -- Class A
 A Class                                 AllianzGI NFJ Large-Cap Value Fund --    PIMCO Total Return Fund -- Class A
BlackRock Basic Value Fund -- Investor A  Class A
BlackRock Global Allocation Fund --      American Century Inflation-Adjusted
 Investor A                               Bond Fund -- Advisor Class
Columbia Acorn Fund -- Class A           Calamos Growth Fund -- Class A
Davis New York Venture Fund -- Class A   ClearBridge Aggressive Growth Fund,
Eaton Vance Large-Cap Value Fund --       Inc. -- Class FI
 Class A                                 ClearBridge Value Trust -- Class FI
Fidelity Advisor Balanced Fund --        Cohen & Steers Global Realty Shares --
 Class A                                  Class A
Fidelity Advisor New Insights Fund --    Columbia Select International Equity
 Class A                                  Fund -- Class A
Franklin Founding Fund Allocation Fund   Columbia Large Cap Growth Fund III --
 -- Class A*                              Class A
Highland Total Return Fund -- Class A    Columbia Mid Cap Value Fund -- Class A
Invesco Charter Fund -- Class A          Eaton Vance Floating-Rate Fund --
Invesco Comstock Fund -- Class A          Class A
JPMorgan Investor Growth & Income Fund   Federated Kaufmann Fund -- Class A
 -- Class A                              Fidelity Advisor Equity Growth Fund --
Lord Abbett Affiliated Fund -- Class A    Class A
Lord Abbett Mid Cap Stock Fund --        Fidelity Advisor Leveraged Company
 Class A                                  Stock Fund -- Class A
Oppenheimer Capital Appreciation Fund    Fidelity Advisor Mid Cap II Fund --
 -- Class A                               Class A
Oppenheimer Global Fund -- Class A       Franklin Small Cap Value Fund -- Class A
Oppenheimer Main Street Fund -- Class A  Janus Adviser Forty Fund -- Class A
T. Rowe Price Capital Appreciation Fund  Lord Abbett Bond-Debenture Fund --
 -- Advisor Class                         Class A
T. Rowe Price Equity Income Fund --      Oppenheimer Main Street Mid Cap Fund --
 Advisor Class                            Class A
T. Rowe Price Growth Stock Fund --       PGIM Jennison Natural Resources Fund --
 Advisor Class                            Class A (formerly, Prudential Jennison
                                          Natural Resources Fund, Inc. --
                                          Class A)
                                         PIMCO High Yield Fund -- Class A
                                         Prudential Jennison 20/20 Focus Fund --
                                          Class A
                                         Putnam International Capital
                                          Opportunities Fund -- Class A
                                         Thornburg Core Growth Fund -- Class A
                                         Thornburg International Value Fund --
                                          Class A

*Not available for contracts issued on or after January 5, 2009